Income Taxes (Schedule of Reconciliation of Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Abstract]
Statutory rate	26.50%	[1]	25.00%	[1]	35.00%	[1]
Approved and Privileged enterprise benefits	3.70%		6.00%
State income taxes, net of federal benefit					2.50%
Goodwill impairment	(17.30%)
MakerBot earn-out revaluation	3.10%
Stock compensation expense	(3.70%)		(17.30%)		3.40%
Manufacturing deduction					(5.90%)
Tax contingencies	1.60%		(12.10%)		(3.50%)
Non-deductible acquisition expenses	(0.10%)		(4.80%)		12.90%
Earning taxed under foreign law	9.60%		13.20%		3.40%
Other	(0.70%)		(1.60%)		4.50%
Effective income tax rate	22.80%		8.40%		52.30%

[1]	As a result of the Stratasys-Objet merger, the statutory rate for 2014 and 2013 reflects the Israel statutory rate of 26.5% and 25%, respectively. For 2012 (since income was primarily in the U.S with the December 1, 2012 merger date), the statutory rate reflects the U.S. statutory rate of 35%.